Accrued Liabilities	12 Months Ended
Dec. 31, 2021
Accrued Liabilities, Current [Abstract]
Accrued Liabilities [Text Block]
Note 12 – Accrued Liabilities

	December 31,
	2021	2020
	(Millions)
Interest on debt	$277	$271
Employee costs	214	149
Derivative liabilities	166	4
Contract liabilities	134	129
Asset retirement obligations (Note 10)	75	63
Operating lease liabilities (Note 14)	23	28
Other, including accrued loss contingencies	312	300
	$1,201	$944